Segment Reporting - Financials (Details) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) item	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting
Number of operating segments | item				2
Revenue	$ 195.4		$ 170.5	$ 435.9	$ 350.3	$ 350.3
Income/(expenses)
Costs of sales	28.0		27.4	71.6	59.8
Depletion and depreciation	52.3		58.9	116.7	119.8
Gross profit	115.1		84.2	247.6	170.7
Other operating (income)/expenses
General and administrative expenses	11.7		5.6	17.9	12.5
Impairment of royalty, streams and working interests		$ 271.7		271.7
Gain on sale of gold bullion	(2.4)		(0.4)	(4.4)	(0.8)
Depreciation				1.2	1.7
Foreign exchange (gain) and other (income) expenses	0.1			0.2
Income (loss) before finance items and income taxes	105.7		79.0	(37.8)	159.0
Finance items
Finance income	1.0		1.2	1.9	1.9
Finance expenses	(0.8)		(2.5)	(1.9)	(5.0)
Net income (loss) before income taxes	105.9		77.7	(37.8)	155.9
Operating Segments
Segment Reporting
Revenue	195.4		170.5	435.9	350.3
Income/(expenses)
Costs of sales	28.0		27.4	71.6	59.8
Depletion and depreciation	51.9		58.1	115.5	118.1
Gross profit	115.5		85.0	248.8	172.4
Other operating (income)/expenses
General and administrative expenses	11.7		5.6	17.9	12.5
Impairment of royalty, streams and working interests				271.7
Gain on sale of gold bullion	(2.4)		(0.4)	(4.4)	(0.8)
Depreciation	0.4		0.8	1.2	1.7
Foreign exchange (gain) and other (income) expenses	0.1			0.2
Income (loss) before finance items and income taxes	105.7		79.0	(37.8)	159.0
Finance items
Finance income	1.0		1.2	1.9	1.9
Finance expenses	(0.8)		(2.5)	(1.9)	(5.0)
Net income (loss) before income taxes	105.9		77.7	(37.8)	155.9
Operating Segments | Mining Segment
Segment Reporting
Revenue	180.8		142.9	394.8	301.9
Income/(expenses)
Costs of sales	27.0		25.6	68.5	56.6
Depletion and depreciation	42.1		46.7	94.0	97.3
Gross profit	111.7		70.6	232.3	148.0
Operating Segments | Energy Segment
Segment Reporting
Revenue	14.6		27.6	41.1	48.4
Income/(expenses)
Costs of sales	1.0		1.8	3.1	3.2
Depletion and depreciation	9.8		11.4	21.5	20.8
Gross profit	$ 3.8		$ 14.4	$ 16.5	$ 24.4